UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3868

                           BDI INVESTMENT CORPORATION
               (Exact name of registrant as specified in charter)

   990 HIGHLAND DRIVE, SUITE 100, SOLANA BEACH, CALIFORNIA           92075
          (Address of principal executive offices)                 (Zip code)

                             ALLEN B. LEVITHAN, ESQ.
                            C/O LOWENSTEIN SANDLER PC
                              65 LIVINGSTON AVENUE
                           ROSELAND, NEW JERSEY 07068
                     (Name and address of agent for service)

Registrant's telephone number, including area code  (858) 794-6300

Date of fiscal year end:    JULY 3, 2004*

Date of reporting period:   DECEMBER 31, 2003*

* BDI Investment Corporation's fiscal year ends on the Saturday nearest the end of June.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

[a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).]

                                               BDI INVESTMENT CORPORATION
                                                SUPPLEMENTARY INFORMATION

                           BDI INVESTMENT CORPORATION

                                 C O N T E N T S
                                                                         Page
                                                                       Reference

Statement of Assets and Liabilities for the
     Six Months Ended December 31, 2003
     and Fiscal Year Ended June 28, 2003.                                  2

Statement of Operations for the Six
     Months Ended December 31, 2003
     and December 31, 2002.                                                3

Statement of Changes in Net Assets for the
     Six Months Ended December 31, 2003
     and December 31, 2002.                                                4

Notes to Financial Statements                                            5 - 6

Schedule of Securities                                                  7 - 12

Supplementary Information                                                 13

Corporate Data                                                            14

                           BDI INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                   (Unaudited)

                                                          Six Months                Twelve Months
                                                             Ended                      Ended
                                                         December 31,                 June 28,
                                                             2003                       2003
ASSETS:

     Investments in Securities at Market
        Value (Note B) (Cost of $13,096,000)             $ 13,667,000                $ 13,939,000
     Cash and Cash Equivalents                                665,000                   1,083,000
     Interest Receivable                                      224,000                     220,000
     Prepaid Expenses                                           1,000                           0
                                                         ------------                ------------
                          Total Assets:                  $ 14,557,000                $ 15,242,000
LIABILITIES:

     Accounts Payable                                               0                      10,000
     Dividend Payable                                         321,000                     328,000
     Payable to Broker                                              0                     548,000
                                                         ------------                ------------
                          Total Liabilities:             $    321,000                $    886,000
                                                         ------------                ------------
                          Net Assets:                    $ 14,236,000                $ 14,356,000
                                                         ============                ============
NET ASSETS:

     Preferred Stock, Without Par Value:                 $          0                $          0
       Authorized, 500,000 Shares Issued None
     Common Stock, Par Value $.10 Per Share
       Authorized, 4,500,000 Shares
       Issued, 1,425,151                                 $    143,000                $    143,000
     Additional Paid-In Capital                             3,673,000                   3,673,000
     Retained Earnings                                     10,442,000                  10,562,000
     Less-Treasury Stock at Cost, 3,600 Shares                (22,000)                    (22,000)
                                                         ------------                ------------
                          Net Assets:                    $ 14,236,000                $ 14,356,000
                                                         ============                ============
     Net Assets per Common Share Outstanding:            $      10.01                $      10.10
                                                         ============                ============

                        See Notes To Financial Statements

                           BDI INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
                                   (Unaudited)

                                                       Six Months Ended
                                                  -----------      -----------
                                                  December 31      December 31
                                                     2003             2002

INVESTMENT INCOME: (Note B)
     Interest                                     $   354,000      $   371,000
     Tax-Exempt Dividends                               1,000            2,000
                                                  -----------      -----------
                                                  $   355,000      $   373,000

EXPENSES:
     Accounting and Bookkeeping                        22,000           21,000
     Directors' Fees                                    1,000            2,000
     Other Operating                                    9,000            8,000
                                                  -----------      -----------
                                                       32,000           31,000
                                                  -----------      -----------
                 Net Investment Income            $   323,000      $   342,000
                                                  -----------      -----------
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:

     Proceeds from Sales
       and redemptions                              3,219,000        1,157,000
     Cost of Investments Sold
       and Redeemed                                 3,149,000        1,128,000
                                                  -----------      -----------
     Net Realized Gain/(Loss)                          70,000           29,000
     Net Unrealized Gain/(Loss)                      (194,000)           1,000
                                                  -----------      -----------

     Net Realized and Unrealized
       Gain/(Loss) on Investments                    (124,000)          30,000
                                                  -----------      -----------
NET REALIZED AND UNREALIZED GAIN                  $   199,000      $   372,000
                                                  ===========      ===========

                        See Note to Financial Statements

                           BDI INVESTMENT CORPORATION
                       STATEMENT OF CHANGES IN NET ASSETS
                                   (Unaudited)

                                                        Six Months Ended      Six Months Ended
                                                        ----------------      ----------------
                                                           December 31           December 31
                                                               2003                 2002
FROM INVESTMENT ACTIVITIES
     Net Investment Income                                $    323,000          $    342,000
     Net Realized Gain/(Loss)
       on Investments                                           70,000                29,000
     Net Unrealized Gain/(Loss) on
       Investments                                            (194,000)                1,000
                                                          ------------          ------------

     Increase in Net Assets Derived
       from Investment Activities                              199,000               372,000

        From Distributions to Shareholders:

     One bi-annual dividend of $.20 and one
       extraordinary $.0242 per share on
       1,421,551 Shares Outstanding                           (319,000)             (325,000)
                                                          ------------          ------------

NET INCREASE/(DECREASE) IN ASSETS                             (120,000)               47,000

NET ASSETS:
     Beginning of Period                                    14,356,000            14,250,000
       (including undistributed net                       ------------          ------------
        investment income)
     End of Period                                          14,236,000            14,297,000
                                                          ============          ============

                  See Note to Financial Statements

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 2003

A. Consolidated Financial Statement:

      The statement of assets and liabilities including the schedule of tax-exempt securities as of December 31, 2003, and the related statements of operations, changes in new assets, and supplementary information, for the six months ending December 31, 2003, have been by the Company, without audit. In the opinion of management, all adjustments (which include prepared only normal reoccurring adjustments) necessary to present fairly the financial position at December 31, 2003 and all periods presented have been made.

B. General:

      On January 10, 1984, BDI Investment Corporation (the "Company") filed a Registration Statement on Form N-2 with the Securities and Exchange Commission in order to register under the Investment Company Act of 1940 as a closed-end diversified management investment company.

C. Summary of Significant Accounting Policies:

      Investments:

      The investment portfolio consists primarily of tax-exempt bonds which are valued at the last bid price on the last business day of the quarter.

      Income Recognition:

      Security transactions are recorded on the trade date. Interest income is accrued and recorded based upon settlement dates.

      Taxes:

      The Company has qualified as a Regulated Investment Company under certain pro- visions of the Internal Revenue Code beginning with the fiscal year starting July 1, 1984. Under such provisions, the Company will not be subject to federal income tax on income which it receives and distributes to its shareholders, provided that it distributes substantially all such Income. As a Regulated Investment Company, the Company may "pass through" to its shareholders the character of the income which it receives.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 2003

      Distributions:

      It is the Company's policy to record distributions to shareholders as of the date they are declared by the Board of Directors.

      Fiscal Year:

      The Company's fiscal year ends on the Saturday nearest the end of June.

D. Directors' Fees:

      The Company pays fees and provides expense reimbursement to members of the Board of Directors who are not officers of the Company.

E. Purchases and Sales of Securities:

      For the six months ending December 31, 2003, the aggregate cost of tax-exempt bond purchases were $3,070,000 and the aggregate proceeds from sales or redemptions of tax- exempt bonds were $3,219,000.

F. Income Taxes:

      For the six months ending December 31, 2003, no income tax expense was incurred due to the Company's qualification as a Regulated Investment Company and the distribution of substantially all its income for the current fiscal year to its shareholders (See Note B).

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2003

                                                                   MARKET
PAR VALUE            ISSUER                         COST            VALUE

 $   200,000    Alhambra City Elem             $   200,000      $   223,000
                5.250%, 9/1/12

     250,000    Alvord Uni Sch Dist                287,000          298,000
                5.900%, 2/1/16

      35,000    Banning, California                 34,000           35,000
                7.000%, 3/1/20

     100,000    Bay Area Toll Authority            112,000          109,000
                5.125%, 4/1/15

      40,000    Berkeley Unified School Dist        40,000           42,000
                5.000%, 8/1/17

     450,000    Big Bear Lake Water                513,000          536,000
                6.000%, 4/1/11

     200,000    CA Health Facs Fing                207,000          214,000
                5.000%, 2/1/11

     100,000    CA Health, Stanford                 99,000          109,000
                5.000%, 11/15/13

     250,000    CA Health, Stanford Hosp           272,000          263,000
                5.000%, 11/15/15

     250,000    CA State GO's                      275,000          266,000
                5.250%, 2/1/15

     100,000    CA State Pub Works                  99,000          103,000
                4.700%, 10/1/14

     125,000    CA State Pub Works                 123,000          134,000
                5.000%, 10/1/10

      60,000    CA State Pub Works                  61,000           65,000
                5.250%, 1/1/13

                                           BDI INVESTMENT CORPORATION
                                              INVESTMENT PORTFOLIO
                                             SCHEDULE OF SECURITIES
                                               December 31, 2003

                                                                   MARKET
  PAR VALUE           ISSUER                       COST             VALUE

 $   225,000    CA State Pub Works             $   246,000      $   253,000
                5.250%, 4/1/13

     210,000    CA State Pub Works                 225,000          235,000
                5.500%,6/1/14

     100,000    CA State Pub Works                 105,000          108,000
                5.500%,6/1/15

     150,000    CA State Pub Works                 149,000          161,000
                5.600%, 4/1/06

     100,000    Calif Stwd CDA Rev                 115,000          118,000
                5.500%, 10/1/14

     425,000    Calif Stwd San Gabriel             417,000          478,000
                5.375%, 9/1/07

      70,000    Carlsbad Ca Impt Bd                 70,000           72,000
                5.450%, 9/2/10

      65,000    Carlsbad Ca Impt Bd                 65,000           67,000
                5.350%, 9/2/09

     200,000    Chaffey Uni High Sch               227,000          228,000
                5.500%, 8/1/13

     100,000    Contra Costa County CA             100,000          105,000
                6.200%, 8/1/08

     100,000    Duarte Redev Agy                   100,000          103,000
                5.950%, 9/1/04

     240,000    El Monte Water Auth                240,000          270,000
                5.200%, 9/1/12

     340,000    Emeryville Public Fing             337,000          367,000
                5.700%, 9/1/07

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2003

                                                                   MARKET
  PAR VALUE           ISSUER                       COST             VALUE

 $    75,000    Escondido MF Hsg               $    75,000      $    78,000
                5.250%, 1/1/05

      75,000    Escondido MF Hsg                    77,000           78,000
                5.400%, 7/1/07

     200,000    Fremont UHSD                       219,000          222,000
                5.250%, 9/1/13

     500,000    Fresno Uni Sch Dist                594,000          603,000
                6.400%, 8/1/16

     235,000    Horicon Elem Sch Dist              258,000          254,000
                5.900%, 8/1/12

     175,000    Inyo County COP                    175,000          192,000
                5.000%, 2/1/11

     275,000    Los Angeles USD                    293,000          303,000
                5.000%,7/1/15

     250,000    Los Gatos USD                      268,000          273,000
                5.000%, 8/1/14

     250,000    Lynwood Lease Rev                  269,000          281,000
                6.000%, 9/1/12

     150,000    Midpeninsula Reg                   150,000          158,000
                6.950%, 9/1/08

      10,000    Montclair, CA Redv Agy Res          10,000           12,000
                7.750%, 10/1/11

     100,000    Montebello Cmnty Redev              99,000          110,000
                5.150%, 9/1/12

     250,000    Napa Valley USD                    274,000          273,000
                5.000%, 8/1/16

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2003

                                                                   MARKET
  PAR VALUE           ISSUER                       COST             VALUE

 $   250,000    Natomas USD                    $   289,000      $   299,000
                5.800%, 9/1/14

     250,000    No Orange County                   271,000          273,000
                5.000%, 8/1/16

     100,000    Oakland GO's                       112,000          110,000
                5.200%, 9/1/15

     200,000    Oakland Uni Sch Dist               220,000          230,000
                5.750%, 8/1/15

      45,000    Palmdale, CA SFMR                   43,000           52,000
                7.000%, 9/1/11

      75,000    Pleasant Valley Schl                83,000           86,000
                5.350%, 2/1/15

     120,000    Pomona Gen Fd Lease                119,000          132,000
                5.500%, 8/1/11

     185,000    Puerto Rico HFC                    191,000          185,000
                7.500%, 4/1/22

     105,000    Rossmoor Cmnty Svs                 106,000          109,000
                5.800%, 9/2/05

     455,000    Sacramento Elec Rev                460,000          498,000
                5.250%, 5/1/13

      50,000    Sacramento New Pub Hsg              52,000           53,000
                6.000%, 12/1/07

     100,000    San Diego-Burnham Inst             100,000          106,000
                5.150%, 9/1/06

     200,000    San Diego-Horton Plaza             199,000          220,000
                5.550%, 11/1/15

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2003

                                                                   MARKET
  PAR VALUE           ISSUER                       COST             VALUE

 $   115,000    San Diego Water                $  122,000       $   125,000
                5.000%, 8/1/15

     100,000    San Francisco Port Comm             98,000          102,000
                5.500%, 7/1/04

      50,000    San Francisco Pub Hsg               50,000           54,000
                5.125%, 8/1/10

     200,000    San Jose Libr & Parks              218,000          216,000
                5.000%, 9/1/16

     125,000    Sanger Uni Sch Dist                131,000          144,000
                5.350%, 8/1/15

     200,000    Santa Clara Redev Agy              197,000          222,000
                5.250%, 6/1/13

     200,000    Sierra Uni Sch Dist                193,000          201,000
                5.650%, 3/1/04

      70,000    Sonoma, CA Cmnty Redev              69,000           70,000
                7.900%, 8/1/14

     250,000    Stockton COP                       248,000          277,000
                5.600%, 8/1/14

     250,000    Tahoe Forest Hosp                  246,000          256,000
                5.850%, 8/1/04

     600,000    Tehatchapi School Dist             593,000          615,000
                6.300%, 8/1/21

     260,000    Vallejo CA Uni Sch Dist            302,000          304,000
                5.600%, 8/1/15

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2003

                                                                   MARKET
  PAR VALUE           ISSUER                       COST             VALUE

 $   570,000    Vallejo CA Rev FHA             $   570,000      $   581,000
                5.650%, 5/1/27

     335,000    Westminister City COP              335,000          348,000
                5.750%, 6/1/09

 -----------                                   -----------      -----------
 $12,490,000                                   $13,096,000      $13,667,000
 ===========                                   ===========      ===========

             SIX MONTHS ENDED DECEMBER 31, 2003, DECEMBER 31, 2002, DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

             Selected date for each share of common stock follows:

                                                2003           2002            2001           2000            1999
Investment Income                            $    0.25           0.26             0.27           0.28           0.27

Expenses                                          0.02           0.02             0.02           0.02           0.03
                                             ---------      ---------      -----------      ---------      ---------
       Net Investment Income                      0.23           0.24             0.25           0.26           0.24

Dividends from net investment
   income                                        (0.22)         (0.23)           (0.19)         (0.24)         (0.18)
                                             ---------      ---------      -----------      ---------      ---------
Distributions in excess of net
   investment income                              0.01           0.01             0.06           0.02           0.06

Net realized gain (loss) and
   increase/(decrease) in
   unrealized appreciation                       (0.10)          0.03             0.03           0.27          (0.30)
                                             ---------      ---------      -----------      ---------      ---------
Net increase (decrease) in
   net asset value                               -0.09           0.04             0.09           0.29          (0.24)
                                             ---------      ---------      -----------      ---------      ---------
Net asset value:
   Beginning of period                           10.10          10.02             9.94           9.65           9.85
                                             ---------      ---------      -----------      ---------      ---------
End of period                                    10.01          10.06            10.03           9.94           9.61
                                             =========      =========      ===========      =========      =========
Ratio of expense to average
   net assests                                    0.22%          0.22%            0.22%          0.22%          0.26%
                                             =========      =========      ===========      =========      =========
Ratio of net investment
   income to average net assets                   2.25%          2.38%            2.44%          2.60%          2.47%
                                             =========      =========      ===========      =========      =========
Ratio of total investment
   operating expenses to total
   investment income                              9.01%          8.31%            8.42%          7.89%          9.42%
                                             =========      =========      ===========      =========      =========
Market price at end of period                        *              *                *              *              *
Portfolio Turnover                               22.02%          5.69%            1.36%          3.77%          7.06%
                                             =========      =========      ===========      =========      =========
Number of shares outstanding at the
   end of each period                                                        1,421,551
                                                                           ===========

* Due to the limited market that currently exists for the Company's common stock, there is no established market price.

                           BDI INVESTMENT CORPORATION
                                 CORPORATE DATA




 Arthur Brody                              Chairman of the Board of Directors,
                                           Chief Executive Officer and President

 Teresa Whorton                            Treasurer

 Edward Kane                               Director

 Ronald Simon                              Director

 Donald Brody                              Secretary

 COUNSEL:                                  Lowenstein Sandler, PC

 AUDITORS:                                 Lavine, Lofgren, Morris and
                                           Engelberg

 TRANSFER AGENT:                           Registrar & Transfer Co.

 CUSTODIAN:                                Dean Witter

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable at this time.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant's principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) NOT APPLICABLE.

(a)(2) CERTIFICATIONS REQUIRED BY ITEM 10(A)(2) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.CERT.

(b) CERTIFICATIONS REQUIRED BY ITEM 10(B) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BDI INVESTMENT CORPORATION


By: /s/ Arthur Brody
    -------------------------------------------
    Arthur Brody, Principal Executive Officer

Date February 13, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Arthur Brody
    -------------------------------------------
     Arthur Brody, Principal Executive Officer

Date February 13, 2004


By: /s/ Teresa Whorton
    -------------------------------------------
    Teresa Whorton, Principal Financial Officer

Date February 13, 2004